united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17645 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Eric Kane, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 9/30

Date of reporting period: 3/31/19

Item 1. Reports to Stockholders.

Class N Shares (LIONX)

SEMI-ANNUAL REPORT

March 31, 2019

Advised by:
Horizon Capital Management, Inc.
106 Valerie Drive
Lafayette, Louisiana 70508

www.LIONX.net
1-866-787-8355

Distributed by Northern Lights Distributors, LLC

Member FINRA

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer to buy shares of the Issachar Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.lionx.net, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

ISSACHAR FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2019

The Fund’s performance figures* for the periods ended March 31, 2019, as compared to its benchmarks:

	Six Months	One Year	Five Year	Since Inception**
Issachar Fund - Class N	(3.10)%	(3.66)%	1.65%	1.56%
S&P 500 Total Return Index	(1.72)%	9.50%	10.91%	10.90%
IQ Hedge Multi-Strategy Index	(0.01)%	0.78%	2.39%	2.28%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The Class N returns are calculated using the traded net asset value at the beginning of the year. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses before and after waiver are 3.81% and 2.57% for Class N shares and 3.56% and 2.32% for Class I shares, respectively, per the February 1, 2019 Prospectus. The Fund’s advisor has agreed to waive and/or reimburse certain expenses of the Fund. Absent this agreement, the performance shown would have been lower. For performance information current to the most recent month-end, please call toll-free 1-866-787-8355.

The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

The IQ Hedge Multi-Strategy Index seeks to replicate the risk-adjusted return characteristics of the collective hedge funds using various hedge fund investment styles, including long/short equity, global macro, market neutral, event-driven, fixed income arbitrage and emerging markets.

**	Inception date is February 28, 2014.

Portfolio Composition as of March 31, 2019	% of Net Assets
Exchange Traded Funds	79.4%
Short-Term Investment	17.5%
Common Stock	3.1%
Other Assets Less Liabilities - Net	0.0%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

ISSACHAR FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares		Fair Value
	COMMON STOCK - 3.1%
	SOFTWARE - 3.1%
18,000	Sea Ltd. - ADR * (Cost - $431,968)	$423,360

	EXCHANGE TRADED FUNDS - 79.4%
	DEBT FUNDS - 79.4%
64,000	Vanguard Short-Term Corporate Bond ETF	5,104,640
103,000	Vanguard Total International Bond ETF	5,744,310
	TOTAL EXCHANGE TRADED FUNDS (Cost - $10,819,288)	10,848,950

	SHORT - TERM INVESTMENT - 17.5%
	MONEY MARKET FUND -17.5%
2,386,527	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 2.30% ** (Cost - $2,386,527)	2,386,527

	TOTAL INVESTMENTS - 100.0% (Cost - $13,637,783)	$13,658,837
	OTHER ASSETS LESS LIABILITIES - NET - 0.0%	1,561
	NET ASSETS - 100.0%	$13,660,398

*	Non-income producing security.

**	Money Market Fund; interest rate reflects seven-day effective yield on March 31, 2019.

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

See accompanying notes to financial statements.

ISSACHAR FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2019

ASSETS
Investment securities:
At cost	$13,637,783
At fair value	$13,658,837
Subscription receivable	5,474
Interest receivable	2,121
Prepaid expenses and other assets	37,525
TOTAL ASSETS	13,703,957

LIABILITIES
Due to Broker - swap contracts	1,847
Investment advisory fees payable	3,301
Distribution (12b-1) fees payable	3,057
Payable for Fund shares repurchased	6,082
Accrued audit fees	9,763
Payable to related parties	18,115
Accrued expenses	1,394
TOTAL LIABILITIES	43,559
NET ASSETS	$13,660,398

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$14,112,581
Accumulated loss	(452,183)
NET ASSETS	$13,660,398

Net Asset Value Per Share:
Shares:
Net Assets	$13,660,398
Shares of beneficial interest outstanding	1,372,073

Net Asset Value (Net Assets / Shares Outstanding), Redemption Price per share and Offering Price per share	$9.96

See accompanying notes to financial statements.

ISSACHAR FUND
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2019

INVESTMENT INCOME
Dividends	$15,489
Interest	106,963
TOTAL INVESTMENT INCOME	122,452

EXPENSES
Investment advisory fees	101,174
Administrative services fees	23,374
Distribution (12b-1) fees	18,067
Transfer agent fees	17,355
Compliance officer fees	13,858
Accounting services fees	13,649
Registration fees	11,933
Audit Fees	10,443
Legal Fees	8,786
Printing and postage expenses	7,475
Trustees’ fees and expenses	7,125
Custodian fees	3,535
Insurance expense	182
Other expenses	1,820
TOTAL EXPENSES	238,776
Less: Fees waived by the Advisor	(72,570)

NET EXPENSES	166,206

NET INVESTMENT LOSS	(43,754)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net Realized Loss on:
Investments	(405,723)
Swap contracts	(3,972)
Net Change in Unrealized Appreciation on:
Investments	12,406
NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS	(397,289)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(441,043)

See accompanying notes to financial statements.

ISSACHAR FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2019	September 30, 2018
	(Unaudited)
FROM OPERATIONS
Net investment loss	$(43,754)	$(109,202)
Net realized gain (loss) from investments and swap contracts	(409,695)	232,946
Net change in unrealized appreciation on investments and swap contracts	12,406	65,135
Net increase (decrease) in net assets resulting from operations	(441,043)	188,879

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(91,036)
From net realized gains	—	(116,815)
Total distributions paid *	(108,980)	—
Net decrease in net assets from distributions to shareholders	(108,980)	(207,851)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	2,781,712	3,581,395
Net asset value of shares issued in reinvestment of distributions to shareholders	100,635	188,248
Payments for shares redeemed	(2,476,823)	(3,436,103)
Net increase in net assets from shares of beneficial interest	405,524	333,540

TOTAL INCREASE (DECREASE) IN NET ASSETS	(144,499)	314,568

NET ASSETS
Beginning of Period	13,804,897	13,490,329
End of Period **	$13,660,398	$13,804,897

SHARE ACTIVITY
Shares sold	272,652	344,390
Shares reinvested	9,915	18,750
Shares redeemed	(243,403)	(334,614)
Net increase in shares of beneficial interest outstanding	39,164	28,526

*	Distributions from net investment income and net realized capital gains are combined for the period ended information. The dividends and distibutions to shareholders for the year ended September 30, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of Period includes accumulated net investment income of $0 as of September 30, 2018.

See accompanying notes to financial statements.

ISSACHAR FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Period Ended
	March 31, 2019		September 30, 2018		September 30, 2017		September 30, 2016		September 30, 2015		September 30, 2014 (1)
	Class N		Class N		Class N		Class N		Class N		Class N
	(Unaudited)

Net asset value, beginning of period	$10.36		$10.34		$10.18		$10.02		$9.94		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.03)		(0.09)		(0.14)		(0.06)		(0.09)		0.08
Net realized and unrealized gain (loss) on investments (3)	(0.29)		0.30		0.48		0.36		0.28		0.00	(4)
Total from investment operations	(0.32)		0.21		0.34		0.30		0.19		0.08
Distributions to shareholders
From net investment income	—		(0.08)		(0.18)		(0.06)		(0.11)		(0.14)
From net realized gains	(0.08)		(0.11)		—		—		—		—
From return of capital	—		—		—		(0.08)		—		—
Total distributions to shareholders	(0.08)		(0.19)		(0.18)		(0.14)		(0.11)		(0.14)
Net asset value, end of period	$9.96		$10.36		$10.34		$10.18		$10.02		$9.94
Total return (5)	(3.10	)% (6)	2.12%		3.31%		3.01%		1.89%		0.84	% (6)
Net assets, end of period (000s)	$13,660		$13,805		$13,490		$16,478		$18,860		$10,922
Ratio of gross expenses to average net assets (7,8)	3.30	% (9)	3.54%		3.10%		2.63%		2.69%		3.99	% (9)
Ratio of net expenses to average net assets (8)	2.30	% (9)	2.30%		2.30%		2.30%		2.30%		2.30	% (9)
Ratio of net investment income (loss) to average net assets (8)	(0.61	)% (9)	(0.87)%		(1.38)%		(0.57)%		(0.86)%		1.32	% (9)
Portfolio Turnover Rate	1028	% (6,10)	3108	% (10)	779	% (10)	1135	% (10)	908	% (10)	383	% (6)

(1)	The Issachar Fund commenced operations on February 28, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(4)	Less than $0.005.

(5)	Total return assumes all reinvestment of dividends, if any, and represents the aggregate total return based on net asset value. Total returns would have been lower absent fee waivers and reimbursed expenses.

(6)	Not annualized.

(7)	Represents the ratio of expenses to average net assets absent fees waived and/or expenses reimbursed by the advisor.

(8)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds and swaps in which the Fund invests.

(9)	Annualized.

(10)	The portfolio turnover rate excludes investments whose maturities or expiration dates at the time of acquisition were one year or less. For this reason all money market funds that were traded throughout the period are excluded from the calculation. The timing of the Fund’s limited amount of purchases and sales of long term securities produced the resulting portfolio turnover percentage, which appears inflated due to the nature of the calculation. Had the Fund’s core investments been included in the calculation, the turnover calculation would have been much lower.

See accompanying notes to financial statements.

ISSACHAR FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2019

1.	ORGANIZATION

The Issachar Fund (the ’‘Fund’’) is a series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the ’’1940 Act’’). The Fund currently offers Class N shares. The Fund is a diversified fund. The investment objective of the Fund is long-term capital appreciation. The Fund commenced operations on February 28, 2014.

Shares of the Fund, when issued, are fully paid, nonassessable, fully transferable, redeemable at the option of the shareholder and have equal dividend and liquidation rights and noncumulative voting rights.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (’‘GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” and Accounting Standard Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty based on the proprietary index. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, which approximates fair value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Valuation of Investment Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of

ISSACHAR FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

ISSACHAR FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2019, for the Fund’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$423,360	$—	$—	$423,360
Exchange Traded Funds	10,848,950	—	—	10,848,950
Short-Term Investment	2,386,527	—	—	2,386,527
Total	$13,658,837	$—	$—	$13,658,837

*	Refer to the Portfolio of Investments for classifications.

The Fund did not hold any Level 3 securities during the period. There were no transfers between Level 1 and Level 2 during the period. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly and distributions from net realized capital gains if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Swap Agreements – The Fund is subject to equity price risk in the normal course of pursuing their respective investment objectives. The Fund may hold equities subject to equity price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement will first be offset against the due to broker-swap contract balance outstanding at the time the position is liquidated, with the remainder being recorded as a realized gain or loss on the Statement of Operations. The Fund maintains a cash balance as collateral to secure their

ISSACHAR FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

obligations under the swaps. As of March 31, 2019 there was no cash balance at the broker. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. For the six months ended March 31, 2019, the Fund had a net realized loss on swap contracts of $3,972 resulting from swap activity, which can be found on the Statement of Operations. Dividend income and interest expense is being recorded as a component of unrealized and realized gains and losses.

The amount of realized gains and losses on derivative instruments during the six months ended March 31, 2019, as disclosed in the Statement of Operations, serve as indicators of the volume of derivative activity for the Fund.

Market Risk – Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the Portfolio of Investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in the Fund’s financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income through changes in unrealized gains or losses as reflected on the Statement of Operations. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the Portfolio of Investments.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty Risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Fund by failing to discharge an obligation. A concentration of counterparty risk can exist in that the part of a Fund’s cash can be held at the broker.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2019, cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, amounted to $56,607,279 and $53,770,899, respectively.

ISSACHAR FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

4.	AGGREGATE TAX UNREALIZED APPRECIATION AND DEPRECIATION

At March 31, 2019 the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, is as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$13,657,525	$29,662	$(28,350)	$1,312

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Horizon Capital Management, Inc. serves as the Fund’s investment advisor (the “Advisor”).

Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and incurred daily and paid monthly, at an annual rate of 1.40% of the Fund’s average daily net assets.

Pursuant to a written agreement (the “Waiver Agreement”) the Advisor has agreed to waive its fees and/or reimburse the Fund’s operating expenses at least through January 31, 2020, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor) of the Fund do not exceed 2.30% of average daily net assets attributable to Class N shares (the “Expense Limitation”). During the six months ended March 31, 2019, the Advisor earned advisory fees of $101,174 and waived fees in the amount of $72,570 pursuant to the Waiver Agreement. The fees paid to the Advisor are reviewed annually by the Board.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently less than the Expense Limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the Expense Limitation. If Fund operating expenses subsequently exceed the Expense Limitation, the reimbursements shall be suspended.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate these expense reimbursement arrangements at any time. Cumulative waived expenses subject to recapture pursuant to the aforementioned conditions, as of September 30, 2018, will expire on:

September 30, 2019	$56,793
September 30, 2020	$121,459
September 30, 2021	$155,377

The Trust, on behalf of the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”). The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of up to 0.25% of its average daily net assets attributable to Class N shares and is paid to Northern Lights Distributors, LLC (“NLD” or the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. For the six months ended March 31, 2019, the Fund incurred $18,067 in total fees under the Plan.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund shares. During the six months ended March 31, 2019, the Distributor received no underwriting commissions.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent

ISSACHAR FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Trust. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

6.	FEDERAL INCOME TAXES NOTE

Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2016 - September 30, 2018, or expected to be taken in the Fund’s September 30, 2019 year end tax returns.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS

The tax character of distributions paid during the years ended September 30, 2018 and September 30, 2017 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2018	September 30, 2017
Ordinary Income	$207,851	$257,239

As of September 30, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Unrealized	Total
Ordinary	Appreciation/	Accumulated
Income	(Depreciation)	Earnings/(Deficits)
$108,934	$(11,094)	$97,840

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

ISSACHAR FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and short-term capital gains, the reclassification of Fund distributions, and swap income, resulted in reclassification for the year ended September 30, 2018 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$—	$151,159	$(151,159)

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently seeks to achieve its investment objectives by investing a portion of its assets in Vanguard Total International Bond ETF, a registered open-end investment company (“Vanguard TIB”). The Fund may redeem its investment from Vanguard TIB at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund will be directly affected by the performance of Vanguard TIB. The annual reports of Vanguard TIB, along with the report of the independent registered public accounting firm is included in Vanguard TIB’s N-CSR available at “www.sec.gov” or on the website “www.vanguard.com”. As of March 31, 2019, the percentage of the Fund’s net assets invested in Vanguard TIB was 42.0%.

The Fund currently seeks to achieve its investment objectives by investing a portion of its assets in Vanguard Short-Term Corporate Bond ETF, a registered open-end investment company (“Vanguard STCB”). The Fund may redeem its investment from Vanguard STCB at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund will be directly affected by the performance of Vanguard STCB. The annual reports of Vanguard STCB, along with the report of the independent registered public accounting firm is included in Vanguard STCB’s N-CSR available at “www.sec.gov” or on the website “www.vanguard.com”. As of March 31, 2019, the percentage of the Fund’s net assets invested in Vanguard STCB was 37.4%.

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of the control of the portfolio, under section 2(a)(9) of the 1940 Act. As of March 31, 2019, Constellation Trust Co. held approximately 54% of the voting securities of the Issachar Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record by Constellation Trust Co. are also owned beneficially.

10.	NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical

ISSACHAR FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These amendments have been adopted with these financial statements.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial issues were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

ISSACHAR FUND
EXPENSE EXAMPLES (Unaudited)
March 31, 2019

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ’‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During the Period
Actual	10/1/18	3/31/19	10/1/18 – 3/31/19*	10/1/18 – 3/31/19
Issachar Fund	$1,000.00	$969.00	$11.29	2.30%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period	During the Period
(5% return before expenses)	10/1/18	3/31/19	10/1/18 – 3/31/19*	10/1/18 – 3/31/19
Issachar Fund	$1,000.00	$1,013.46	$11.55	2.30%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (36 5).

ISSACHAR FUND
SUPPLEMENTAL INFORMATION (Unaudited)
March 31, 2019

Renewal of Advisory Agreement – Issachar Fund*

In connection with a meeting held on November 27th and 28th, 2018, the Board of Trustees (the “Board”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between Horizon Capital Management Inc. (the “Adviser”) and the Trust, with respect to the Issachar Fund (“Issachar”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to Issachar and the Advisory Agreement.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Board noted the Adviser managed only Issachar, with approximately $14 million in assets. The Board acknowledged that the portfolio manager also served as the Chief Executive Officer and Chief Compliance Officer for the Adviser and was highly experienced in managing assets. The Board observed that the Adviser used a “chart analysis” investment approach that emphasized capital preservation during periods of high risk, and capital appreciation during periods of low risk. It noted that the Adviser’s capital management plan included a compliance calendar checklist and daily monitoring of positions against Issachar’s peers to spot trends that might be developing against Issachar’s objectives. The Board noted that the Adviser continued to be committed to maintaining a strong risk management discipline with an active management style aimed at preserving capital consistent with the Fund’s investment objective. The Board concluded that it expected the Adviser to continue to provide quality service to Issachar and its shareholders.

Performance. The Board noted Issachar’s performance over the 1-year period was in-line with its peer group and had outperformed its peer group since inception, but had underperformed its Morningstar category and benchmark index across all periods and had a two-star Morningstar rating. The Board recognized that Issachar was more conservative relative to its Morningstar category and that the Adviser attributed Issachar’s underperformance to not having transitioned the portfolio from bonds to equities in a timelier manner. The Board acknowledged that Issachar had a low standard deviation compared to the Morningstar category. The Board discussed that the Adviser’s adjustments to its technical analysis should help detect trend changes sooner and acknowledged the Adviser’s commitment to capital preservation, as disclosed in the Fund’s prospectus. Although past performance is not predictive of future returns, the Board concluded that the Adviser had the potential to provide reasonable results to Issachar and its shareholders.

ISSACHAR FUND
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
March 31, 2019

Fees and Expenses. The Board noted the Adviser’s 1.40% advisory fee for Issachar was higher than the peer group and Morningstar category medians. The Board observed that the advisory fee for Issachar was generally in line with the peer group, but was the highest fee in its Morningstar category. The Board further noted Issachar’s net expense ratio was higher than medians and averages of its peer group and Morningstar category but not the highest of either group. The Board considered the Adviser’s explanation that its fees were the result of its active management of Issachar. Given these considerations, the Board concluded that the Adviser’s advisory fee for Issachar was not unreasonable.

Economies of Scale. The Board discussed the size of Issachar and its prospects for growth, concluding that it had not yet achieved meaningful economies that would necessitate the establishment of breakpoints. The Board noted the Adviser agreed to discuss the implementation of breakpoints as Issachar’s assets grew and the Adviser achieved material economies of scale related to its operation. The Board agreed to monitor and revisit the issue at the appropriate time.

Profitability. The Board reviewed the Adviser’s profitability analysis in connection with its management of Issachar and acknowledged that the Adviser was managing Issachar at a loss. The Board concluded, therefore, that the Adviser’s profitability was not excessive.

Conclusion. Having requested and reviewed such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee structure for Issachar was not unreasonable, and that renewal of the Advisory Agreement was in the best interests of Issachar and its shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We don’t share
For joint marketing with other financial companies	NO	We don’t share
For our affiliates’ everyday business purposes–information about your transactions and experiences	NO	We don’t share
For our affiliates’ everyday business purposes–information about your creditworthiness	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

Questions?	Call (402) 493-4603

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡        sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡         affiliates from using your information to market to you

¡         sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-787-8355 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q, is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-787-8355.

INVESTMENT ADVISOR
Horizon Capital Management, Inc.
106 Valerie Drive
Lafayette, LA 70508

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 5/30/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 5/30/19

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 5/30/19